New England Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  New England Variable Life Separate Account

 File Nos. 333-103193/811-03713

 Zenith Flexible Life 2001

 Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the “Company”) and New England Variable Life

Separate Account (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the

Securities Act of 1933, that the form of Prospectus and Statement of Additional Information (“SAI”), each dated April 27, 2026, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI for the product contained in Post-Effective Amendment No. 29 for the Account filed electronically with the Commission on April 21, 2026.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
New England Life Insurance Company